Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Main items related to operating activities
Overdue receivables	$ 3,760	$ 3,767	$ 3,156
Due in less than 90 days
Main items related to operating activities
Overdue receivables	2,089	1,993	1,682
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	357	273	235
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	402	450	350
Due after 12 months
Main items related to operating activities
Overdue receivables	912	1,051	889
Accounts receivable, net
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(624)	(576)	(596)
Increase (net)	(89)	(62)	53
Currency translation adjustments and other variations	39	14	(33)
Valuation allowance as of the end of the period	(674)	(624)	(576)
Other current assets
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(573)	(461)	(400)
Increase (net)	(46)	(148)	(58)
Currency translation adjustments and other variations	284	36	(3)
Valuation allowance as of the end of the period	$ (335)	$ (573)	$ (461)